Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Recon Capital Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001551030
Document Creation Date	dei_DocumentCreationDate	Sep. 16, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 16, 2016
Prospectus Date	rr_ProspectusDate	Sep. 19, 2016